Nature of business - Schedule of ownership percentage in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FV Pharma Inc.
Disclosure of subsidiaries [line items]
Country	Canada
Ownership percentage	100.00%	100.00%
Prismic Pharmaceuticals Inc.
Disclosure of subsidiaries [line items]
Country	USA
Ownership percentage	100.00%